Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Borrowings

Borrowings consist of the following:

		March 31, 2013		December 31, 2012
			Weighted		Weighted
			Average		Average
		Balance	Rate	Balance	Rate
		(Dollars in Thousands)
Short term:
Short-term repurchase agreements		$45,324	3.22%	45,888	3.09%

Long term:
Federal Home Loan Bank, Chicago advances maturing:
	2016	220,000	4.34%	220,000	4.34%
	2017	65,000	3.19%	65,000	3.19%
	2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing	2017	84,000	3.96%	84,000	3.96%
		$479,324	3.83%	479,888	3.82%

Borrowings consist of the following:

	December 31, 2012		December 31, 2011
		Weighted		Weighted
		Average		Average
	Balance	Rate	Balance	Rate
	(In Thousands)

Short-term repurchase agreements	$45,888	3.09%	27,138	4.50%

Federal Home Loan Bank advances maturing:
2016	220,000	4.34%	220,000	4.34%
2017	65,000	3.19%	65,000	3.19%
2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing:
2017	84,000	3.96%	84,000	3.96%
	$479,888	3.82%	461,138	3.93%